INVENTORIES, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
INVENTORIES, NET [Text Block]
NOTE 9	INVENTORIES, NET

	March 31,	December 31,
	2011	2010
	(Unaudited)
Medical materials	$306,920	$386,634
Finished goods - merchandise	146,707	134,620
Less: Provision for obsolescence	-	-
	$453,627	$521,254

5.	INVENTORIES, NET

Inventories at December 31, 2010 and 2009, consisted of the following:

	2010	2009
	(consolidated)	(combined)

Medical materials	$386,634	$251,187
Finished goods - merchandise	134,620	84,745
Less: provision for obsolescence	-	-

	$521,254	$335,932

For the years ended December 31, 2010 and 2009, no provision for obsolete inventories was recorded by the Company.